Convertible Debt (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Notes to Financial Statements
Convertible Notes

Convertible debt outstanding, net of debt discount of $0 on March 31, 2013	$20,727
Add: issuance of convertible debts, net of debt discount of $11,500	-
Assignment from Nancy Louise Jones, net of debt discount of $60,562	-
Reclassification from nonconvertible debt to convertible debt, net of debt discount of $7,362	8,638
Amortization of debt discount	47,163
Less: principal converted into common stock	(48,145)
Convertible debt outstanding, net of debt discount of $32,261	$28,383

Convertible debt outstanding, net of debt discount of $0, on March 31, 2011	$6,790
Less: principal converted into common stock	(2,178)
Add: convertible debt transferred from related party to third party with accrued interest, net of debt discount of $15,120	-
Convertible debt outstanding, net of debt discount of $15,120, on March 31, 2012	$4,612
Add: reclassification from nonconvertible debt to convertible debt, net of debt discount of $45,000	-
Add: issuance of convertible debts, net of debt discount of $70,000	-
Add: reclassification from related-party convertible debt	18,900
Less: principal converted into common stock	(132,905)
Add: amortization of debt discount	130,120
Convertible debts outstanding, net of debt discount of $0 on March 31, 2013	$20,727